Estimates (Accrued And Other Current Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other Information [Abstract]
Interest payable	$ 440	$ 357
Customer advances and deposits	103	142
Accrued Capital Expenditures	673	260
Accrued wages and benefits	233	173
Taxes payable other than income taxes	236	211
Income taxes payable	54	4
Deferred Tax Liabilities, Net, Current	99	119
Other Accrued Liabilities, Current	363	412
Total accrued and other current liabilities	$ 2,201	$ 1,678